Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Management Fee - Related and Other

a.The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay Corporation''s (or Teekay's) wholly-owned subsidiary, Teekay Shipping Ltd. (or the Manager) and its affiliates. The Manager provides various services under a long-term management agreement (the Management Agreement), as disclosed below.
b.Amounts received (paid) by the Company for related party transactions for the periods indicated were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Vessel operating expenses - technical management fee (i)	(252)	(248)	(504)	(496)
Strategic and administrative service fees (ii)	(9,198)	(7,143)	(18,240)	(15,115)
Secondment fees (iii)	(68)	(144)	(155)	(242)
Technical management fee and service revenues (iv)(v)	174	169	344	347
(i)The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company's unaudited consolidated statements of (loss) income. The Company paid such third party technical management fees to the Manager in relation to certain former Tanker Investments Ltd. vessels.
(ii)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s unaudited consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
(iii)The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's unaudited consolidated statements of (loss) income.
(iv)The Company receives reimbursements from Teekay for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's unaudited consolidated statements of (loss) income.
(v)The Company recorded service revenues relating to Teekay Tanker Operations Limited's (or TTOL) provision of certain commercial services to the counterparties in the agreements.
c.The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s unaudited consolidated balance sheets in "due from affiliates" or "due to affiliates," as applicable, are without interest or stated terms of repayment. In addition, $1.4 million and $9.0 million were payable as crewing and manning costs as at June 30, 2021 and December 31, 2020, respectively, and such amounts are included in accrued liabilities in the unaudited consolidated balance sheets. These crewing and manning costs will be payable as reimbursement to the Manager once they are paid by the Manager to the vessels' crew.